Cover Page	12 Months Ended
Dec. 31, 2024
Document and Entity Information
Document Type	F-3
Entity Registrant Name	Cango Inc.
Entity Emerging Growth Company	false
Entity Central Index Key	0001725123
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false